Revenue - product sales and recycling services - Schedule of product sales revenue (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Product sales revenue [Abstract]
Product revenue recognized in the period	$ 3,500,000	$ 4,400,000		$ 15,700,000	$ 12,000,000.0
Fair value pricing adjustments	0	(2,100,000)		(6,000,000.0)	(2,400,000)
Product sales	3,500,000	2,300,000		9,700,000	9,600,000
Recycling services	1,200,000	500,000		2,200,000	1,200,000
Revenue before Fair Value Pricing Adjustment	4,700,000	4,900,000		17,900,000	13,200,000
Revenue	$ 4,700,000	$ 2,800,000	$ 2,800,000	$ 11,900,000	$ 10,800,000